Income tax expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Income tax expense
Statutory tax rate	25.00%	25.00%	25.00%	25.00%
Unused tax losses	$ 6,200		$ 12,550
Current tax expense	$ 0
Effective tax rate	0.00%
Net amount of debt forgiven upon consummation of merger	$ 17,100